INVESTMENTS IN AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2019
INVESTMENTS IN AFFILIATES
Schedule of investments in affiliates

	At December 31,
	2018		2019
	Carrying	Ownership	Carrying	Ownership
	Value	Percentage	Value	Percentage
	$	(%)	$	(%)
RE Roserock Holdings LLC (“Roserock”)	62,767	49	83,034	49
Canadian Solar Infrastructure Fund, Inc.	23,990	14.66	19,162	14.66
Suzhou Financial Leasing Co., Ltd.	14,361	6	16,050	6
Others	24,977	21-49	34,582	15-49
Total	126,095		152,828